SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
SEGMENT INFORMATION
Segment information
Description of segment and principal activities
The Group evaluates its segmental reporting under IFRS 8, “Operating Segments”. The Group derives its revenues through a single business activity, which is making, selling and distributing non-alcoholic ready to drink beverages. The Group operates solely in developed markets in Western Europe and has a homogenous product portfolio across its geographic territories. Based on the governance structure of the Group, including decision making authority and oversight, the Group has determined that the Board is its Chief Operating Decision Maker (CODM). The Board, as the CODM, allocates resources and evaluates performance at a consolidated level and, therefore, the Group has one operating segment.
No single customer accounted for more than 10% of the Group’s revenue during the years ended 31 December 2019, 31 December 2018 and 31 December 2017.
Revenue by geography
The following table summarises revenue from external customers by geography, which is based on the origin of the sale:

	Year ended
	31 December 2019	31 December 2018	31 December 2017
Revenue:	€ million	€ million	€ million
Iberia(A)	2,784	2,670	2,706
Germany	2,432	2,335	2,218
Great Britain	2,412	2,280	2,026
France(B)	1,897	1,775	1,803
Belgium/Luxembourg	1,002	983	919
Netherlands	602	580	526
Norway	437	439	416
Sweden	366	365	353
Iceland	85	91	95
Total	12,017	11,518	11,062

(A) Iberia refers to Spain, Portugal and Andorra.
(B) France refers to continental France and Monaco.
Assets by geography
Assets are allocated based on operations and physical location. The following table summarises non-current assets, other than financial instruments and deferred tax assets, by geography:

	31 December 2019	31 December 2018
Assets:	€ million	€ million
Iberia(A)	6,797	6,873
Germany	3,216	3,160
Great Britain	2,587	2,441
France(B)	922	890
Belgium/Luxembourg	656	637
Netherlands	457	440
Sweden	396	404
Norway	261	259
Iceland	36	37
Other unallocated	224	45
Total	15,552	15,186
(A) Iberia refers to Spain, Portugal and Andorra.
(B) France refers to continental France and Monaco.